Summary of material accounting policy information - Schedule of Intangible Assets with a Definite Useful Life (Details)	12 Months Ended
Dec. 31, 2023
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Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset	5 years
Depreciation Rate	20.00%
Bottom of range | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	2.50%
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	10.00%
Bottom of range | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	10.00%
Top of range | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	25.00%
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	33.00%
Top of range | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Depreciation Rate	33.00%